Income Taxes - Disclosure Of Detailed Information About Non Capital Loss Applied To Reduce Future Taxable Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Non capital loss carryforwards	$ 41,648	$ 58,304
Brazil [member]
Statements [Line Items]
Non capital loss carryforwards	6,929	16,692
Mexico [member]
Statements [Line Items]
Non capital loss carryforwards		15,988
Canada [member]
Statements [Line Items]
Non capital loss carryforwards	$ 34,719	23,420
Peru [member]
Statements [Line Items]
Non capital loss carryforwards		1,544
Chile [member]
Statements [Line Items]
Non capital loss carryforwards		$ 660